Share-Based Compensation Expense	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Expense
Share-Based Compensation Expense

Note 14 – Share-Based Compensation Expense

Share-based compensation expenses comprised the following:

	2022	2021
Stock options and restricted share units	$8.2	$8.0
Deferred share units	1.9	3.2
	$10.1	$11.2

Share-based compensation expenses include the amortization expense of equity-settled stock options and restricted share units (“RSUs”), the expense of deferred share units (“DSUs”) granted to the directors of the Company in the year, as well as the mark-to-market of the value of the DSUs.